Voya Strategic Allocation Conservative Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 9.0%
10,187	iShares 20+ Year Treasury Bond ETF	$1,345,499	1.9
13,648	iShares Core S&P Small-Cap ETF	1,472,346	2.1
21,887	Vanguard Short-Term Treasury ETF	1,297,024	1.9
14,669	Vanguard Value ETF	2,167,785	3.1

	Total Exchange-Traded Funds
	(Cost $4,955,464)	6,282,654	9.0

MUTUAL FUNDS: 91.0%
	Affiliated Investment Companies: 91.0%
319,945	Voya Global Bond Fund - Class R6	2,713,133	3.9
458,497	Voya High Yield Bond Fund - Class R6	3,479,990	5.0
1,942,081	Voya Intermediate Bond Fund - Class R6	18,566,294	26.6
33,903	Voya Large-Cap Growth Fund - Class R6	1,792,131	2.6
505,528	Voya Limited Maturity Bond Portfolio - Class I	4,949,121	7.1
67,753	Voya MidCap Opportunities Portfolio - Class R6	1,080,665	1.6
125,113	Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,279,905	1.8
164,240	Voya Multi-Manager International Equity Fund - Class I	1,668,681	2.4
334,757	Voya Multi-Manager International Factors Fund - Class I	3,116,589	4.5
104,356	Voya Multi-Manager Mid Cap Value Fund - Class I	1,062,346	1.5
478,721	Voya U.S. Bond Index Portfolio - Class I	4,825,508	6.9
214,569	Voya U.S. High Dividend Low Volatility Fund - Class R6	2,510,460	3.6
584,503	Voya U.S. Stock Index Portfolio - Class I	12,186,895	17.5
129,137	VY® BrandywineGLOBAL - Bond Portfolio - Class I	1,407,592	2.0
27,812	VY® T. Rowe Price Growth Equity Portfolio - Class I	2,803,988	4.0

	Total Mutual Funds
	(Cost $61,037,482)	63,443,298	91.0

	Total Investments in Securities (Cost $65,992,946)	$69,725,952	100.0
	Liabilities in Excess of Other Assets	(529)	–
	Net Assets	$69,725,423	100.0

Voya Strategic Allocation Conservative Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$6,282,654	$–	$–	$6,282,654
Mutual Funds	63,443,298	–	–	63,443,298
Total Investments, at fair value	$69,725,952	$–	$–	$69,725,952

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 3/31/2022	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Global Bond Fund - Class R6	$2,954,609	$89,178	$(106,696)	$(223,958)	$2,713,133	$26,425	$(3,908)	$-
Voya High Yield Bond Fund - Class R6	9,794,752	216,661	(6,122,338)	(409,085)	3,479,990	68,007	31,175	-
Voya Intermediate Bond Fund - Class R6	17,119,861	4,853,982	(2,218,659)	(1,188,890)	18,566,294	107,920	(122,088)	-
Voya Large-Cap Growth Fund - Class R6	1,906,044	118,544	(67,770)	(164,687)	1,792,131	-	(5,213)	-
Voya Limited Maturity Bond Portfolio - Class I	3,716,334	1,562,968	(228,600)	(101,581)	4,949,121	10,539	(5,796)	-
Voya MidCap Opportunities Portfolio - Class R6	1,065,126	179,220	(48,223)	(115,458)	1,080,665	-	(10,688)	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,433,411	93,868	(70,017)	(177,357)	1,279,905	-	(16,622)	-
Voya Multi-Manager International Equity Fund - Class I	1,832,057	108,470	(84,761)	(187,085)	1,668,681	-	(21,367)	-
Voya Multi-Manager International Factors Fund - Class I	3,351,626	72,478	(156,711)	(150,804)	3,116,589	-	(25,494)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	1,159,655	23,532	(68,355)	(52,486)	1,062,346	-	(7,310)	-
Voya U.S. Bond Index Portfolio - Class I	5,210,873	129,856	(207,261)	(307,960)	4,825,508	20,040	(15,185)	-
Voya U.S. High Dividend Low Volatility Fund - Class R6	2,669,909	101,971	(218,430)	(42,990)	2,510,460	-	(4,593)	-
Voya U.S. Stock Index Portfolio - Class I	14,634,416	323,207	(2,089,709)	(681,019)	12,186,895	-	(75,571)	-
VY® BrandywineGLOBAL - Bond Portfolio - Class I	-	1,452,536	(24,030)	(20,914)	1,407,592	-	(363)	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	2,951,457	411,514	(123,171)	(435,812)	2,803,988	-	(23,078)	-
	$69,800,130	$9,737,985	$(11,834,731)	$(4,260,086)	$63,443,298	$232,931	$(306,101)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $67,743,418.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$5,826,661
Gross Unrealized Depreciation	(3,844,127)
Net Unrealized Appreciation	$1,982,534